Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Summary Of Short-Term Investments
Short-term investments as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Time deposits	19,591,302	19,902,659
Exchange traded fund products	2,013,340	700,623
Wealth management products	30,000	483,807

Total Short-term investments	21,634,642	21,087,089